Shareholders' Deficit - Common Stock Shares (Details)		1 Months Ended	12 Months Ended
	Nov. 24, 2020 shares	Dec. 08, 2020 shares	Dec. 31, 2021 $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 21, 2022 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 10, 2020 shares	Sep. 30, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, authorized			171,153,360	2,000,000,000	2,000,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued			63,301,388	169,223,826
Common stock, outstanding			63,301,388	169,223,826
Convertible preferred stock, outstanding			73,914,149	0		15,717,345
Motive Capital Corp [Member]
Class of Stock [Line Items]
Automatic Conversion Upon Business Combination Ratio Percentage			20.00%
Founder Shares | Motive Capital Corp [Member]
Class of Stock [Line Items]
Common stock, outstanding							10,350,000
Class A Ordinary Shares Subject to Redemption | Motive Capital Corp [Member]
Class of Stock [Line Items]
Common stock, authorized			500,000,000			500,000,000		500,000,000
Common stock, par value | $ / shares			$ 0.0001			$ 0.0001		$ 0.0001
Common shares, votes per share			1
Common stock, issued			41,400,000			41,400,000		41,400,000
Common stock, outstanding			41,400,000			41,400,000
Convertible preferred stock, outstanding			41,400,000			41,400,000
Stock issued price, per share | $ / shares			$ 10.00			$ 10.00
Class A Ordinary Shares Not Subject to Redemption | Motive Capital Corp [Member]
Class of Stock [Line Items]
Common stock, authorized			500,000,000			500,000,000
Common stock, par value | $ / shares			$ 0.0001			$ 0.0001
Common shares, votes per share			1
Common stock, outstanding			0			0		0
Class B Common Stock | Motive Capital Corp [Member]
Class of Stock [Line Items]
Common stock, authorized			50,000,000			50,000,000		50,000,000
Common stock, par value | $ / shares			$ 0.0001			$ 0.0001
Common shares, votes per share			1
Common stock, issued			10,350,000			10,350,000		10,350,000
Common stock, outstanding			10,350,000			10,350,000	1,725,000	10,350,000
Class B Common Stock | Founder Shares | Sponsor | Motive Capital Corp [Member]
Class of Stock [Line Items]
Number of shares surrendered	2,875,000
Shares transferred		30,000